LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.1%
	ALABAMA — 1.1%
245,000	Pell City Square Cooperative District	7.0000	04/01/44	$ 254,460

	ARIZONA — 6.7%
100,000	Arizona Industrial Development Authority	4.5000	07/15/29	94,225
1,210,000	Arizona Industrial Development Authority	5.6250	10/01/49	996,342
150,000	Industrial Development Authority of the County of Pima	5.7500	05/01/50	146,637
100,000	Industrial Development Authority of the County of Pima	6.8750	11/15/52	105,844
245,000	Maricopa County Industrial Development Authority	7.1250	07/01/54	237,164
				1,580,212
	COLORADO — 3.2%
750,000	Colorado Health Facilities Authority	8.0000	08/01/43	743,320

	FLORIDA — 4.9%
340,000	Capital Trust Agency, Inc.	6.0000	07/01/42	268,045
200,000	Capital Trust Agency, Inc.	5.0000	12/15/50	170,508
600,000	Capital Trust Agency, Inc.	6.3750	05/01/53	604,691
93,212	Collier County Industrial Development Authority(a)	8.2500	05/15/49	2,517
405,000	Highlands County Health Facilities Authority(a)	6.0000	04/01/38	106,515
				1,152,276
	GEORGIA — 2.1%
700,000	Fulton County Residential Care Facilities for the Elderly Authority	4.0000	04/01/56	483,321

	ILLINOIS — 2.7%
100,000	City of Evanston IL	4.3750	04/01/41	75,758
150,000	City of Evanston IL	4.6250	04/01/51	106,738
150,000	Illinois Finance Authority	5.0000	05/15/41	129,380
400,000	Illinois Finance Authority	5.0000	05/15/51	321,906
				633,782
	INDIANA — 5.6%
1,530,000	City of Anderson IN	6.0000	10/01/42	1,323,248

	IOWA — 0.7%
190,000	Iowa Higher Education Loan Authority	5.5000	11/01/51	171,857

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.1% (Continued)
	KENTUCKY — 4.0%
425,000	Kentucky Economic Development Finance Authority	5.5000	11/15/27	$ 399,382
525,000	Kentucky Economic Development Finance Authority	6.0000	11/15/36	445,775
115,000	Kentucky Economic Development Finance Authority	6.2500	11/15/46	89,977
				935,134
	LOUISIANA — 0.7%
200,000	Louisiana Public Facilities Authority	5.2500	06/01/51	161,436

	MICHIGAN — 6.4%
725,000	Grand Rapids Economic Development Corporation	5.5000	04/01/39	581,091
435,000	Grand Rapids Economic Development Corporation	5.7500	04/01/49	328,451
400,000	Michigan Finance Authority	5.0000	05/01/36	356,677
300,000	Michigan Finance Authority	5.0000	05/01/46	235,965
				1,502,184
	MINNESOTA — 1.3%
330,000	City of Blaine MN	6.1250	07/01/45	214,500
125,000	City of Blaine MN	6.1250	07/01/50	81,250
				295,750
	MONTANA — 0.3%
100,000	County of Gallatin MT	4.0000	10/15/51	70,517

	NEBRASKA — 2.6%
625,000	Douglas County Sanitary & Improvement District No. 608	7.1250	10/15/43	603,947

	NEW HAMPSHIRE — 0.5%
50,000	New Hampshire Business Finance Authority	5.6250	07/01/46	45,549
85,000	New Hampshire Business Finance Authority	5.7500	07/01/54	76,815
				122,364
	NEW JERSEY — 8.8%
2,715,000	Middlesex County Improvement Authority(a)	5.0000	01/01/32	1,729,455
425,000	New Jersey Economic Development Authority	5.7500	07/01/47	344,593
				2,074,048
	NEW YORK — 1.0%
300,000	Ulster County Capital Resource Corporation	5.2500	09/15/42	237,530

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.1% (Continued)
	OHIO — 1.9%
150,000	County of Hardin OH	5.5000	05/01/50	$ 137,610
225,000	County of Montgomery OH(a)	6.2500	04/01/49	59,175
250,000	Ohio Housing Finance Agency	6.2500	03/01/26	251,963
				448,748
	OKLAHOMA — 1.8%
440,000	Oklahoma County Finance Authority	6.1250	07/01/48	434,764

	PENNSYLVANIA — 7.4%
375,000	Lehigh County General Purpose Authority	7.0000	06/01/53	393,180
150,000	Philadelphia Authority for Industrial Development	5.6250	08/01/36	153,107
250,000	Philadelphia Authority for Industrial Development	6.3750	06/01/40	249,996
950,000	Philadelphia Authority for Industrial Development	6.5000	06/01/45	949,880
				1,746,163
	PUERTO RICO — 0.0%(b)
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax	4.5360	07/01/53	5,672

	SOUTH CAROLINA — 2.4%
50,000	South Carolina Jobs-Economic Development Authority	5.0000	11/01/42	44,964
500,000	South Carolina Jobs-Economic Development Authority	7.7500	11/15/58	518,715
				563,679
	TENNESSEE — 2.4%
265,000	Shelby County Health Educational & Housing	5.5000	10/01/39	207,081
400,000	Shelby County Health Educational & Housing	5.7500	10/01/49	289,690
100,000	Shelby County Health Educational & Housing	5.7500	10/01/54	70,292
				567,063
	TEXAS — 6.5%
40,000	Arlington Higher Education Finance Corporation	6.3750	02/15/52	38,220
35,000	New Hope Cultural Education Facilities Finance	5.7500	07/15/52	32,910
170,000	Newark Higher Education Finance Corporation	5.7500	08/15/45	171,687
800,000	Port Beaumont Navigation District	8.0000	02/01/39	745,037
215,000	San Antonio Education Facilities Corporation	5.0000	10/01/41	180,869
475,000	San Antonio Education Facilities Corporation	5.0000	10/01/51	371,779
				1,540,502

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.1% (Continued)
	UTAH — 2.1%
500,000	Firefly Public Infrastructure District No 1	6.6250	03/01/54	$ 505,948

	VERMONT — 4.4%
775,000	East Central Vermont Telecommunications District	6.1250	12/01/40	764,314
175,000	East Central Vermont Telecommunications District	5.6000	12/01/43	157,468
120,000	East Central Vermont Telecommunications District	6.8750	12/01/46	121,876
				1,043,658
	VIRGINIA — 1.5%
55,000	James City County Economic Development Authority	6.8750	12/01/58	59,641
175,000	Peninsula Town Center Community Development	5.0000	09/01/45	160,765
120,000	Virginia Beach Development Authority	7.0000	09/01/53	133,080
				353,486
	WISCONSIN — 14.1%
100,000	Public Finance Authority	4.6500	12/01/35	83,662
325,000	Public Finance Authority	5.0000	04/01/47	274,455
515,254	Public Finance Authority	5.7500	12/01/48	422,632
300,000	Public Finance Authority	7.5000	12/01/52	304,512
100,000	Public Finance Authority	6.8750	07/01/53	102,940
755,000	Public Finance Authority	5.7500	05/01/54	631,573
675,000	Public Finance Authority	5.0000	01/01/55	558,021
500,000	Public Finance Authority	5.0000	04/01/57	403,198
250,000	Wisconsin Health & Educational Facilities	5.0000	08/01/37	200,217
225,000	Wisconsin Health & Educational Facilities	7.0000	07/01/43	170,324
225,000	Wisconsin Health & Educational Facilities	5.0000	07/01/53	165,394
				3,316,928
	TOTAL MUNICIPAL BONDS (Cost $24,102,773)			22,871,997

Shares
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
68,301	Federated Institutional Tax-Free Cash Trust, 3.40% (Cost $68,301)(c)			68,301

	TOTAL INVESTMENTS - 97.4% (Cost $24,171,074)			$ 22,940,298
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			618,629
	NET ASSETS - 100.0%			$ 23,558,927

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2024

(a)	Bonds in default.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2024.